Company history (Details Narrative) - EUR (€) € in Millions	Nov. 26, 2024	Nov. 30, 2023
IfrsStatementLineItems [Line Items]
Senior convertible notes		€ 20
Quality industrial corp [member]
IfrsStatementLineItems [Line Items]
Senior convertible notes	69.36%